Other reserves, derivative warrant liabilities, and earnouts liabilities - Series A and Series B Warrant (Details) - Derivative warrant liabilities - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities
Opening balance	$ 106,420	$ 1,317,091
Change in fair value during the year	562,736	(1,210,671)
Ending balance	$ 669,156	$ 106,420